SUPPLEMENT

DATED DECEMBER 30, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2004, AS AMENDED JULY 27, 2004

SUN LIFE FINANCIAL MASTERS CHOICE

COLUMBIA ALL-STAR TRADITIONS

The above Statement of Additional Information ("SAI") is hereby amended to add the following funds to the tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

*     *     *     *     *

Under "Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS CHOICE

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/14/98	(9.05)	(0.77)	-	(0.75)

*     *     *     *     *

Under "Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS CHOICE

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/14/98	(2.17)	0.36	-	0.38

*     *     *     *     *

Under "Standardized Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS CHOICE

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/14/98	(9.05)	(0.77)	-	(0.74)